Capital Structure, Common Stock Issuances and Buybacks (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Oct. 08, 2021 USD ($) shares	Oct. 05, 2021 USD ($) shares	Jul. 02, 2021 shares	May 06, 2021 USD ($) shares	Apr. 26, 2021 USD ($) $ / shares shares	Jan. 08, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Feb. 19, 2021 $ / shares	Aug. 20, 2020 shares	May 07, 2020 $ / shares	May 04, 2020 $ / shares	Apr. 22, 2020 $ / shares	Apr. 14, 2020 $ / shares	Apr. 02, 2020 $ / shares	May 13, 2019 $ / shares shares	May 24, 2017 USD ($)
Common Stock Issuances and Buybacks [Abstract]
Number of units issued (in shares)				4,285,714	4,285,714	7,986,913
Warrant exercise price (in dollars per share) | $ / shares					$ 0.70	$ 0.70	$ 5.00	$ 5.00									$ 2.72
Share price (in dollars per share) | $ / shares					$ 0.70	$ 0.70			$ 0.70		$ 1.70		$ 1.92	$ 1.92	$ 1.92	$ 2.16		$ 3.40
Repayment of subordinated long-term debt by issuance of shares | $								$ 3,000	$ 0	$ 0
Issuance of common stock for repayment of subordinated long-term debt (in shares)					4,285,714
Repurchase of common stock (in shares)							1,702,103
Average price of repurchased shares (in dollars per share) | $ / shares							$ 0.993
Repurchase of common stock | $							$ 1,708	$ 1,708
Dividend payable (in shares)			1
Number of shares that can be purchased for each Right held (in shares)					1	1			1
Exercise price of Rights (in dollars per share) | $ / shares					$ 0.70	$ 0.70	$ 5.00	$ 5.00									$ 2.72
Holding period before Rights become exercisable after announcement								10 days
Threshold beneficial ownership percentage by individual								10.00%
Threshold beneficial ownership percentage by passive institutional investor								15.00%
Threshold percentage of assets, cash flow or earning power sold or transferred								50.00%
Redemption price of Rights (in dollars per share) | $ / shares							$ 0.0001	$ 0.0001
Number of Rights exercised (in shares)							0	0
Pre-Funded Warrants [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of securities included in each unit (in shares)					1
Warrant exercise price (in dollars per share) | $ / shares									$ 0.0001
Exercise price of Rights (in dollars per share) | $ / shares									$ 0.0001
Warrant [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of securities included in each unit (in shares)					1	1
Series A Participating Preferred Share [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of shares that can be purchased for each Right held (in shares)							0.001	0.001
Common Stock [Member]
Common Stock Issuances and Buybacks [Abstract]
Number of securities included in each unit (in shares)					1	1						35,714,286						1
Issuance of common stock for repayment of subordinated long-term debt (in shares)								4,285,714
Issuance of common stock upon conversion of convertible notes (in shares)								3,000,000
Repurchase of common stock (in shares)								1,702,103
Repurchase of common stock | $								$ 0
Second JDH Loan [Member]
Common Stock Issuances and Buybacks [Abstract]
Repayment of subordinated long-term debt by issuance of shares | $				$ 3,000	$ 3,000
Face amount | $																			$ 16,200
First JDH Loan [Member]
Common Stock Issuances and Buybacks [Abstract]
Face amount | $	$ 3,480	$ 120
Issuance of common stock upon conversion of convertible notes (in shares)	2,900,000	100,000